Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Inventories [Line Items]
Raw materials	$ 3,085	$ 1,938	$ 823
Work in process	3,285	754	455
Finished goods	14,757	7,510	8,375
Inventory	$ 21,127	$ 10,202	$ 9,653